Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000010830 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000010830 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000010830 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000010830 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000010830 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000010830 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000010830 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000010830 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000010830 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010830 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010830 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000010830 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000010830 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000010829 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	55.90%
C000010829 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	22.40%
C000010829 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	11.00%
C000010829 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	10.10%
C000010829 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.20%
C000010829 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.20%
C000010829 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000010829 | Preferred Securities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000010829 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000010829 | Other Interests
Holdings [Line Items]
Percent of Total Investments	0.00%
C000010833 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000010833 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000010833 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000010833 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000010833 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000010833 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000010833 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000010833 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000010833 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000010833 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000010833 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010832 | Other_2
Holdings [Line Items]
Percent of Net Long Exposure	9.40%
Percent of Net Short Exposure	0.00%
C000010832 | United States
Holdings [Line Items]
Percent of Net Long Exposure	65.80%
Percent of Net Short Exposure	0.00%
C000010832 | United Kingdom
Holdings [Line Items]
Percent of Net Long Exposure	5.10%
Percent of Net Short Exposure	0.00%
C000010832 | France
Holdings [Line Items]
Percent of Net Long Exposure	4.20%
Percent of Net Short Exposure	0.00%
C000010832 | Germany
Holdings [Line Items]
Percent of Net Long Exposure	2.80%
Percent of Net Short Exposure	0.00%
C000010832 | Italy
Holdings [Line Items]
Percent of Net Long Exposure	2.70%
Percent of Net Short Exposure	0.00%
C000010832 | Ireland
Holdings [Line Items]
Percent of Net Long Exposure	2.30%
Percent of Net Short Exposure	0.00%
C000010832 | Japan
Holdings [Line Items]
Percent of Net Long Exposure	2.10%
Percent of Net Short Exposure	0.00%
C000010832 | Canada
Holdings [Line Items]
Percent of Net Long Exposure	2.00%
Percent of Net Short Exposure	0.00%
C000010832 | China
Holdings [Line Items]
Percent of Net Long Exposure	1.80%
Percent of Net Short Exposure	0.00%
C000010832 | Netherlands
Holdings [Line Items]
Percent of Net Long Exposure	1.80%
Percent of Net Short Exposure	0.00%
C000010836 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000010836 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000010836 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000010836 | Other Money Market Types
Holdings [Line Items]
Percent of Net Asset Value	1.00%

[1]	Rounds to less than 0.1%.